Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Banco Nacion Argentina [member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments	$ 10	$ 24